Share-Based Compensation - Additional Information (Detail)				1 Months Ended			12 Months Ended
	Jan. 01, 2022	Nov. 30, 2020 CNY (¥) shares	Oct. 19, 2018 CNY (¥) shares	Nov. 30, 2021	Dec. 31, 2020 CNY (¥) shares	Sep. 30, 2020 CNY (¥)	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2017 shares	Nov. 30, 2020 $ / shares	Dec. 31, 2018 $ / shares
DisclosureOfCompensationRelatedCostsSharebasedPayments [Line Items]
Number of options, Granted							695,927,716
Share based compensation expense | ¥							¥ 3,837,913,000	¥ 3,486,307,000	¥ 455,634,000
Number of shares repurchased							177,267,715	190,527,542
Total consideration for repurchase of shares | ¥							¥ 1,665,018,000	¥ 811,152,000	543,211,000
Perentage of total outstanding shares on the last day of a calendar year				3.00%
General and Administrative Expense [Member]
DisclosureOfCompensationRelatedCostsSharebasedPayments [Line Items]
Share based compensation expense | ¥							¥ 3,728,421,000	3,341,145,000	455,634,000
Vested Options [Member]
DisclosureOfCompensationRelatedCostsSharebasedPayments [Line Items]
Number of options, Granted							421,060
Unvested Options [Member]
DisclosureOfCompensationRelatedCostsSharebasedPayments [Line Items]
Number of shares repurchased					3,694,402
Total consideration for repurchase of shares | ¥					¥ 13,863,000
Unvested Options [Member] | General and Administrative Expense [Member]
DisclosureOfCompensationRelatedCostsSharebasedPayments [Line Items]
Share based compensation expense | ¥					¥ 6,251,000
Restricted shares [Member]
DisclosureOfCompensationRelatedCostsSharebasedPayments [Line Items]
Share based compensation expense | ¥							¥ 0	¥ 57,000,000	21,000,000
Unrecognized compensation costs | ¥		¥ 40,040,000
Number of shares granted			34,022,775
Shares vesting period			4 years
Estimated fair value on the grant date | ¥			¥ 196.5000
Number of shares repurchased		68,045,550
Sale of stock, price per share | $ / shares											$ 0.3674
Total consideration for repurchase of shares | ¥		¥ 166,260,000
Maximum [Member] | Subsequent Event [Member]
DisclosureOfCompensationRelatedCostsSharebasedPayments [Line Items]
Perentage of total outstanding shares on the last day of a calendar year	3.00%
Options Classified as Liability [Member]
DisclosureOfCompensationRelatedCostsSharebasedPayments [Line Items]
Exercise price of options | $ / shares												$ 0.01
Threshold percentage of placing price per share of latest private placement used to repurchase the options upon termination of agreement as per modified terms						80.00%
Threshold percentage of net assets based on the latest financial statements used to repurchase of options upon termination of employment as per modified terms						5.00%
Unsettled liability as of modification date was reclassified to additional paid in capital amount | ¥						¥ 20,695,000
Options Classified as Liability [Member] | Modified Exercise Price [Member]
DisclosureOfCompensationRelatedCostsSharebasedPayments [Line Items]
Exercise price of options | $ / shares												$ 0.00001
Options Classified as Equity [Member]
DisclosureOfCompensationRelatedCostsSharebasedPayments [Line Items]
Options vest over a service period							4 years
Number of options					45,654,760		114,650,555	45,654,760
Share based compensation expense | ¥							¥ 3,837,913,000	¥ 3,428,914,000	¥ 434,817,000
Unrecognized compensation costs | ¥							¥ 905,000,000
Weighted average period							3 years 3 months 18 days
Options Classified as Equity [Member] | Vested Options [Member]
DisclosureOfCompensationRelatedCostsSharebasedPayments [Line Items]
Incremental cost | ¥							¥ 231,972,000	¥ 209,311,000
Options Classified as Equity [Member] | Prior Employees of Truck Alliance [Member]
DisclosureOfCompensationRelatedCostsSharebasedPayments [Line Items]
Number of options issued										291,277,872
Options Classified as Equity [Member] | Prior Employees of Truck Alliance [Member] | Maximum [Member]
DisclosureOfCompensationRelatedCostsSharebasedPayments [Line Items]
Options vest over a service period							4 years
Options Classified as Equity [Member] | Prior Employees of Truck Alliance [Member] | Minimum [Member]
DisclosureOfCompensationRelatedCostsSharebasedPayments [Line Items]
Options vest over a service period							1 day
2015 Plan [Member] | Options Classified as Liability [Member] | Director and Employees [Member]
DisclosureOfCompensationRelatedCostsSharebasedPayments [Line Items]
Number of shares issued							228,034,872
Threshold percentage of the placing price per share of the latest private placement upon termination of employment at which grantees to sell each vested option							80.00%
2018 Plan [Member]
DisclosureOfCompensationRelatedCostsSharebasedPayments [Line Items]
Number of ordinary shares authorized							2,636,675,056
Number of options, Granted							2,300,588,991
Expiration period							10 years
2018 Plan [Member] | Vested Options [Member]
DisclosureOfCompensationRelatedCostsSharebasedPayments [Line Items]
Number of options, Granted							198,166,910
2018 Plan [Member] | Maximum [Member]
DisclosureOfCompensationRelatedCostsSharebasedPayments [Line Items]
Options vest over a service period								5 years
Number of Shares Available for Grant					1,280,318,400			1,280,318,400
2018 Plan [Member] | Minimum [Member]
DisclosureOfCompensationRelatedCostsSharebasedPayments [Line Items]
Options vest over a service period								3 years
Number of Shares Available for Grant					1,001,398,129			1,001,398,129
2018 Plan [Member] | Options Classified as Equity [Member]
DisclosureOfCompensationRelatedCostsSharebasedPayments [Line Items]
Number of options, Granted							894,515,686
2021 Plan [Member]
DisclosureOfCompensationRelatedCostsSharebasedPayments [Line Items]
Number of ordinary shares authorized							466,685,092
Number of options, Granted							528,463,580
Expiration period							10 years